EMPLOYEE BENEFITS (Details Parenthetical)	Dec. 31, 2017
Actuarial assumption of discount rates [member]
Basis points of reasonably possible increase in actuarial assumption	100
Basis points of reasonably possible decrease in actuarial assumption	100
Actuarial assumption of expected rates of salary increases [member]
Basis points of reasonably possible increase in actuarial assumption	100
Basis points of reasonably possible decrease in actuarial assumption	100